EQUITY - Ordinary Shares (Details)	Jun. 11, 2019 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Jan. 11, 2019 shares
EQUITY
Par value per share (in US dollar per share) | $ / shares	$ 0.001
Number of shares issuable upon conversion of Class B ordinary share		1
Treasury stock (in shares)	6,712,694	6,712,694
Class A ordinary shares
EQUITY
Shares issued	96,112,336	72,475,630
Shares authorized		1,000,000,000	1,000,000,000
Par value per share (in US dollar per share) | $ / shares		$ 0.001
Number of votes per share | Vote	1
Number of shares issuable upon conversion of Class B ordinary share	1	1
Shares outstanding (in shares)		65,762,936
Class B ordinary shares
EQUITY
Shares issued		23,636,706
Shares authorized	23,636,706	1,000,000,000	1,000,000,000
Par value per share (in US dollar per share) | $ / shares		$ 0.001
Number of votes per share | Vote	10
Shares outstanding (in shares)		23,636,706
Fang | Class A ordinary shares
EQUITY
Conversion ratio	1
Number of shares issued for each ordinary share during distribution	71,775,686
Fang | Class B ordinary shares
EQUITY
Shares issued	24,336,650